Schedule of Information Regarding Notional Amounts of Foreign Exchange Forward Contracts (Foreign Exchange Contract, Not Designated as Hedging Instrument) (Detail) - Dec. 31, 2014	USD ($)	MXN
Foreign Exchange Contract | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Foreign exchange contracts not designated as hedges	$ 526,000	MXN 7,682,000